Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents:

Note 4. Cash and Cash Equivalents:

 Cash and Cash Equivalents

	September 30,	December 31,
	2020	2019
Bank deposits	$3,641,937	$31,499,893
Short term investments	55,244,303	30,322,244
Total	$58,886,240	$61,822,137

Short term investments include money market funds and US treasury bills which mature in three months or less.

Payments made by Venezuela associated with the Settlement have been deposited into a trust account (the "Trust Account") for the benefit of the Company at Banco de Desarrollo Económico y Social de Venezuela ("Bandes Bank"), a Venezuelan state-owned development bank. As Bandes Bank has been designated as an SDN, in 2018 the Company recorded an impairment loss on the remaining balance in the account and considers the Trust Account to be blocked property and not recoverable for accounting purposes. The Trust Account and the approximately $21.5 million therein will remain blocked property until the U.S. government delists Bandes Bank as an SDN or issues a specific license to the Company to unblock this property.